Exhibit 1

KPMG LLP 633 West 5th Street Suite 4700 Los Angeles, CA 90071

Independent Accountants’ Agreed-Upon Procedures Report

Natixis Commercial Mortgage Securities LLC (the “Depositor”)

(together, the “Company”)

Natixis Securities Americas LLC
Barclays Capital Inc.

BMO Capital Markets Corp.
Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re: D2-Natixis Multifamily Mortgage Trust 2026-M1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “D2 Natixis 2026-M1 - Accounting Tape.xlsx” provided by the Loan Seller on July 28, 2026 (the “Data File”), containing information on 20 mortgage loans (the “Mortgage Loans”) and the 21 related mortgaged properties (the “Mortgaged Properties”) as of the related Mortgage Loan payment dates in August 2026 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by D2-Natixis Multifamily Mortgage Trust 2026-M1, Commercial Mortgage Pass-Through Certificates, Series 2026-M1 (the “Certificates”). The Loan Seller is responsible for the specified attributes identified by the Loan Seller in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Loan Seller”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Loan Seller to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Loan Seller and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Seller for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Seller for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Seller.
•	The term “Provided Information” means the Cut-off Date, Loan Files, and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Loan Seller. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Loan Seller to perform for all Mortgage Loans and related Mortgaged Properties and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Loan Seller” in the ”Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception (except for those with “Provided by the Loan Seller” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Loan Seller, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File and (ii) the Calculation Methodology.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Loan Seller, (ii) the physical existence of the Mortgage Loans and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv)

2

any other factor or characteristic of the Mortgage Loans and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California
July 28, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan/Prop.	Provided by the Loan Seller
No. of Props	Provided by the Loan Seller
Seller	Provided by the Loan Seller
Originator	Promissory Note; Loan Agreement
AL_Originator	Promissory Note; Loan Agreement
Property Name	Provided by the Loan Seller
Property Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
County	Appraisal
Property Type	Appraisal
Property Type Code	Appraisal Report; EDGAR ABS XML Technical Specification Document
Property Subtype	Appraisal
Total SF/Units	Rent Roll
Unit of Measure	Rent Roll
Net Rentable Square Feet Number	Rent Roll
Net Rentable Square Feet Securitization Number	Rent Roll
Units Beds Rooms Number	Rent Roll
Units Beds Rooms Securitization Number	Rent Roll
Year Built	Appraisal
Year Renovated	Appraisal
Environmental Report Type	Phase I Report
Environmental Report Date	Phase I Report
Phase II Recommended	Phase I Report
Phase II Performed	Phase II Report
A-1

Attribute	Source Document(s)
Phase II Report Date	Phase II Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
Seismic Zone	Seismic Report
PML (%)	Seismic Report
Flood Zone	Appraisal
Environmental Insurance	Insurance Certificate
Earthquake Insurance	Insurance Certificate
Blanket Insurance Policy (Y/N)	Insurance Certificate
Loan Purpose	Closing Statement
Appraised Value	Appraisal
Appraisal Value Type (As Is / As Stabilized / As Complete)	Appraisal
Appraised CapRate (%)	Appraisal
Appraisal Date	Appraisal
As-is Appraised Value	Appraisal
As-is Date of Valuation	Appraisal
Appraiser Designation	Appraisal
Appraisal FIRREA (Y/N)	Appraisal
Pari Passu Split (Y/N)	Loan Agreement; Promissory Note Splitter
Pari Passu Note Control (Y/N)	Provided by the Loan Seller
Aggregate Original Balance Pari Passu (Trust+Non-Trust)	Loan Agreement; Promissory Note Splitter
Addit Debt Permitted (Y/N)	Loan Agreement
Type of Addit Debt Permitted	Loan Agreement
Addit Debt Exist (Y/N)	Subordinate Loan Document; Subordinate Unsecured Loan Document; Mezzanine Loan Document; Promissory Note Splitter
A-2

Attribute	Source Document(s)
Additional Debt Type(s)	Subordinate Loan Document; Subordinate Unsecured Loan Document; Mezzanine Loan Document; Promissory Note Splitter
Subordinate Companion Loan Original Balance ($)	Subordinate Loan Document; Subordinate Unsecured Loan Document; Mezzanine Loan Document; Promissory Note Splitter
Subordinate Companion Loan Interest Rate	Subordinate Loan Document; Subordinate Unsecured Loan Document; Mezzanine Loan Document; Promissory Note Splitter
Mezzanine Debt Original Balance($)	Mezzanine Loan Document
Mezzanine Debt Interest Rate (%)	Mezzanine Loan Document
Original Balance	Loan Agreement
Interest Rate (%)	Loan Agreement
Original Interest Rate Type Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Amortization Type	Loan Agreement
Payment Type Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Payment Frequency Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Accrual Type	Loan Agreement
Interest Accrual Method Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Amort. Term	Loan Agreement
CutOff Date	Provided by the Loan Seller
Payment Date	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement
Note Date	Loan Agreement
First Payment Date	Loan Agreement
First P&I Payment Date	Loan Agreement
ARD (Y/N)	Loan Agreement
A-3

Attribute	Source Document(s)
Maturity/ARD Date	Loan Agreement
Final Mat Date	Loan Agreement
ARD Step Up (%)	Loan Agreement
Post-ARD Hyper Am? (Yes/No)	Loan Agreement
Partial IO Last IO Payment	Loan Agreement
Call Protection Description	Loan Agreement
Lockout End Date	Loan Agreement
Defeasance Allowed	Loan Agreement
Defeasance Summary	Loan Agreement
Prepayment / Defeasance Begin Date	Loan Agreement
Prepayment / Defeasance End Date	Loan Agreement
Yield Maint. Allowed	Loan Agreement
Yield Maint. Provision	Loan Agreement
Yield Maintenance Index	Loan Agreement
Yield Maintenance Discount	Loan Agreement
Yield Maintenance Margin	Loan Agreement
Yield Maintenance Calculation Method	Loan Agreement
Original Lockout	Loan Agreement
Prepayment Lockout/Defeasance End Date (AL)	Loan Agreement
Lockout Remaining	Loan Agreement
Defeasance Option Start Date	Loan Agreement
Remaining Defeasance Payments	Loan Agreement
Prepayment Premiums End Date	Loan Agreement
Yield Maint. End Date	Loan Agreement
Remaining Yield Maintenance Payments	Loan Agreement
Defeased Status Code	Provided by the Loan Seller
Open Payments	Loan Agreement
A-4

Attribute	Source Document(s)
Original String	Loan Agreement
Open Period Begin Date	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Partial Release Provisions	Loan Agreement
Current Occupancy	Rent Roll
Current Occupancy Date	Rent Roll
Most Recent Occupancy	Rent Roll, Underwriting File, Historical Occupancy
Most Recent Occupancy Date	Rent Roll, Underwriting File, Historical Occupancy
Second Most Recent Occupancy	Rent Roll, Underwriting File, Historical Occupancy
Second Most Recent Occupancy Date	Rent Roll, Underwriting File, Historical Occupancy
Third Most Recent Occupancy	Rent Roll, Underwriting File, Historical Occupancy
Third Most Recent Occupancy Date	Rent Roll, Underwriting File, Historical Occupancy
Fourth Most Recent Revenues	Underwriting File
Fourth Most Recent Total Expenses	Underwriting File
Fourth Most Recent NOI	Underwriting File
Fourth Most Recent NOI Date	Underwriting File
Fourth Most Recent Description	Underwriting File
Third Most Recent Revenues	Underwriting File
Third Most Recent Total Expenses	Underwriting File
Third Most Recent NOI	Underwriting File
Third Most Recent NOI Date	Underwriting File
Third Most Recent Description	Underwriting File
Second Most Recent Revenues	Underwriting File
Second Most Recent Total Expenses	Underwriting File
A-5

Attribute	Source Document(s)
Second Most Recent NOI	Underwriting File
Second Most Recent NOI Date	Underwriting File
Second Most Recent Description	Underwriting File
Most Recent Revenues	Underwriting File
Most Recent Expenses	Underwriting File
Most Recent NOI	Underwriting File
Most Recent Net Cash Flow Amount	Underwriting File
Most Recent NOI Date	Underwriting File
Most Recent NOI Description	Underwriting File
Most Recent Financials Start Date	Underwriting File
UW Revenues	Underwriting File
UW Total Expenses	Underwriting File
UW NOI	Underwriting File
Underwritten Replacement / FF&E Reserve ($)	Underwriting File
Underwritten TI / LC ($)	Underwriting File
UW NCF	Underwriting File
U/W Economic Occupancy	Underwriting File
Loan Structure Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Single Tenant	Rent Roll
Largest Tenant	Rent Roll
AL_Largest Tenant	Rent Roll
Unit Size	Rent Roll
Lease Expiration	Rent Roll
2nd Largest Tenant	Rent Roll
AL_Second Largest Tenant	Rent Roll
2nd Largest Tenant Unit Size	Rent Roll
2nd Largest Tenant Lease Expiration	Rent Roll
A-6

Attribute	Source Document(s)
3rd Largest Tenant	Rent Roll
AL_Third Largest Tenant	Rent Roll
3rd Largest Tenant Unit Size	Rent Roll
3rd Largest Tenant Lease Expiration	Rent Roll
4th Largest Tenant	Rent Roll
4th Largest Tenant Unit Size	Rent Roll
4th Largest Tenant Lease Expiration	Rent Roll
5th Largest Tenant	Rent Roll
5th Largest Tenant Unit Size	Rent Roll
5th Largest Tenant Lease Expiration	Rent Roll
Master Lease (Y/N)	Loan Agreement; Master Lease Agreement
Master Lease Details	Loan Agreement; Master Lease Agreement
Title Type	Title Policy
Lien Position Securitization Code	Loan Agreement; EDGAR ABS XML Technical Specification Document
Ground Lease Expiration	Ground Lease
Ground Lease Extension Options	Ground Lease
Ground Lease Fully Extended Expiration	Ground Lease
Annual Ground Lease Payment	Ground Lease
Annual Ground Rent Increases (Y/N)	Ground Lease
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Crossed Loan	Loan Agreement
Related Borrower	Loan Agreement
Borrower Name	Loan Agreement
Single Purpose Entity (Yes/No)	Loan Agreement
Recycled SPE (Yes/No)	Recycle Entity Certificate; Loan Agreement
SPE State	Loan Agreement
A-7

Attribute	Source Document(s)
Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion
Number of Independent Directors	Loan Agreement
TIC Borrower? (Yes/No)	Loan Agreement
Delaware LLC or LP? (Yes/No)	Loan Agreement
Delaware Statutory Trust? (Yes/No)	Loan Agreement
Tenant-in-Common	Loan Agreement
Property Located Within a Qualified Opportunity Zone (Y/N)	Appraisal Report; Qualified Opportunity Zone Screenshots
Sponsor	Guaranty; Loan Agreement
Carve-out Guarantor	Guaranty; Loan Agreement
Warm Body Guarantor (Yes/No)	Guaranty; Loan Agreement
Property Manager	Management Agreement
Hotel Franchise Flag	Management Agreement
Franchise Agreement Expiration	Management Agreement
Lockbox (Y/N)	Cash Management Agreement; Loan Agreement
Lockbox In-place	Cash Management Agreement; Loan Agreement
Lockbox Type	Cash Management Agreement; Loan Agreement
Cash Management	Cash Management Agreement; Loan Agreement
Lockbox Trigger	Cash Management Agreement; Loan Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Cash Management Agreement; Loan Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Cash Management Agreement; Loan Agreement
Subservicer In Place (Y/N)	Servicer Records
Subservicer Name	Servicer Records
Subservicer Fee	Servicer Records
A-8

Attribute	Source Document(s)
Cash/Pmt Collection Function	Servicer Records
Upfront CapEx Reserve	Closing Statement; Loan Agreement
Monthly Capex Reserve	Closing Statement; Loan Agreement
Capex Escrow Cash or LOC	Loan Agreement
CapEx Reserve Cap	Loan Agreement
Interest on CapEx Reserve Goes to:	Loan Agreement
Upfront Eng. Reserve	Closing Statement; Loan Agreement
Interest on Eng. Escrow Goes to:	Loan Agreement
Upfront Envir. Reserve	Closing Statement; Loan Agreement
Monthly Envir. Reserve	Closing Statement; Loan Agreement
Envir. Escrow Cash or LOC	Loan Agreement
Envir. Reserve Cap	Loan Agreement
Interest on Envir. Reserve Goes to:	Loan Agreement
Upfront TI/LC Reserve	Closing Statement; Loan Agreement
Monthly TI/LC Reserve	Closing Statement; Loan Agreement
TI/LC Reserve Cash or LOC	Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Interest on TI/LC Reserve Goes to:	Loan Agreement
Upfront RE Tax Reserve	Closing Statement; Loan Agreement
Monthly RE Tax Reserve	Closing Statement; Loan Agreement
RE Tax Escrow Cash or LOC	Loan Agreement
RE Tax Reserve Cap	Loan Agreement
Interest on Tax Reserve Goes to:	Loan Agreement
Upfront Ins. Reserve	Closing Statement; Loan Agreement
Monthly Ins. Reserve	Closing Statement; Loan Agreement
Insurance Escrow Cash or LOC	Loan Agreement
Insur. Reserve Cap	Loan Agreement
A-9

Attribute	Source Document(s)
Interest on Insurance Reserve Goes to:	Loan Agreement
Upfront Debt Service Reserve	Closing Statement; Loan Agreement
Monthly Debt Service Reserve	Closing Statement; Loan Agreement
Debt Service Reserve Cash or LOC	Loan Agreement
Debt Service Reserve Cap	Loan Agreement
Interest on Debt Service Reserve Goes to:	Loan Agreement
Upfront Other Reserve	Closing Statement; Loan Agreement
Monthly Other Reserve	Closing Statement; Loan Agreement
Other Reserve Description	Loan Agreement
Other Reserve Cash or LOC	Loan Agreement
Other Reserve Cap	Loan Agreement
Interest on Other Reserve Goes to:	Loan Agreement
Holdback	Loan Agreement
Holdback Amt	Loan Agreement
Holdback Desc.	Loan Agreement
Letter of Credit	Loan Agreement; Letter of Credit
Description of LOC	Loan Agreement; Letter of Credit
Counterparty of LOCs	Loan Agreement; Letter of Credit
Third Most Recent Hotel Occupancy	Underwriting File
Third Most Recent Hotel ADR	Underwriting File
Third Most Recent Hotel RevPAR	Underwriting File
Second Most Recent Hotel Occupancy	Underwriting File
Second Most Recent Hotel ADR	Underwriting File
Second Most Recent Hotel RevPAR	Underwriting File
Most Recent Occupancy % (Hotel Only)	Underwriting File
Most Recent ADR	Underwriting File
Most Recent RevPAR	Underwriting File
A-10

Attribute	Source Document(s)
UW Occupancy %	Underwriting File
UW ADR	Underwriting File
UW RevPAR	Underwriting File
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Condominium Present?	Loan Agreement
Previous Securitization	Prior Securitization Support
Master Servicing Fee Rate	Servicer Records
Primary Servicing Fee Rate	Servicer Records
Certificate Administrator Fee	Servicer Records
Trustee & Paying Agent Fee	Servicer Records
Operating Advisor Fee	Servicer Records
ARR Fee	Servicer Records
CREFC Fee	Servicer Records
Servicer Fee	Servicer Records
Sources: Loan Amount ($)	Closing Statement
Sources: Principal's New Cash Contribution ($)	Closing Statement
Sources: Subordinate Debt ($)	Closing Statement
Sources: Other Sources ($)	Closing Statement
Uses: Loan Payoff ($)	Closing Statement
Uses: Purchase Price ($)	Closing Statement
Uses: Closing Costs ($)	Closing Statement
Uses: Reserves ($)	Closing Statement
Uses: Principal Equity Distribution ($)	Closing Statement
Uses: Other Uses ($)	Closing Statement
Asset Subject Demand Indicator	Provided by the Loan Seller
Asset Subject Demand Status Code	Provided by the Loan Seller
A-11

Attribute	Source Document(s)
Repurchase Amount	Provided by the Loan Seller
Demand Resolution Date	Provided by the Loan Seller
Repurchaser Name	Provided by the Loan Seller
Repurchase Replacement Reason Code	Provided by the Loan Seller
Realized Loss To Trust Amount	Provided by the Loan Seller
Liquidation Prepayment Code	Provided by the Loan Seller
Liquidation Prepayment Date	Provided by the Loan Seller
Prepayment Premium Yield Maintenance Received Amount	Provided by the Loan Seller
Workout Strategy Code	Provided by the Loan Seller
Most Recent Special Servicer Transfer Date	Provided by the Loan Seller
Most Recent Master Servicer Return Date	Provided by the Loan Seller
Next Interest Rate Percentage	Provided by the Loan Seller
Next Interest Rate Change Adjustment Date	Provided by the Loan Seller
Next Payment Adjustment Date	Provided by the Loan Seller
Arm Index Rate Percentage	Provided by the Loan Seller
Asset Type Number	Provided by the Loan Seller
Group ID	Provided by the Loan Seller
Servicing Advance Method Code	Provided by the Loan Seller
Non Recoverability Indicator	Provided by the Loan Seller
Asset Added Indicator	Provided by the Loan Seller
Debt Service Coverage Securitization Code	Provided by the Loan Seller
Most Recent Debt Service Coverage Code	Provided by the Loan Seller
Property Status Code	Provided by the Loan Seller
Underwriting Indicator	Provided by the Loan Seller
Modified Indicator	Provided by the Loan Seller
Report Period Modification Indicator	Provided by the Loan Seller
Other Interest Adjustment Amount	Provided by the Loan Seller
A-12

Attribute	Source Document(s)
Unscheduled Principal Collected Amount	Provided by the Loan Seller
Other Principal Adjustment Amount	Provided by the Loan Seller
Total Principal Interest Advanced Outstanding Amount	Provided by the Loan Seller
Total Taxes Insurance Advances Outstanding Amount	Provided by the Loan Seller
Other Expenses Advanced Outstanding Amount	Provided by the Loan Seller
Payment Status Loan Code	Provided by the Loan Seller
Primary Servicer Name	Provided by the Loan Seller
Last Modification Date	Provided by the Loan Seller
Modification Code	Provided by the Loan Seller
Post Modification Interest Percentage	Provided by the Loan Seller
Post Modification Payment Amount	Provided by the Loan Seller
Post Modification Maturity Date	Provided by the Loan Seller
Post Modification Amortization Period Amount	Provided by the Loan Seller
Most Recent Valuation Amount	Provided by the Loan Seller
Most Recent Valuation Date	Provided by the Loan Seller
Most Recent Valuation Source Code	Provided by the Loan Seller
Valuation Source Securitization Code	Provided by the Loan Seller
Interest Only Indicator	Loan Agreement; EDGAR ABS XML Technical Specification Document
Balloon Indicator	Loan Agreement; EDGAR ABS XML Technical Specification Document
Prepayment Premium Indicator	Loan Agreement; EDGAR ABS XML Technical Specification Document
Negative Amortization Indicator	Provided by the Loan Seller
Arm Index Code	Provided by the Loan Seller
First Rate Adjustment Date	Provided by the Loan Seller
First Payment Adjustment Date	Provided by the Loan Seller
ARM Margin Number	Provided by the Loan Seller
Lifetime Rate Cap Percentage	Provided by the Loan Seller
A-13

Attribute	Source Document(s)
Lifetime Rate Floor Percentage	Provided by the Loan Seller
Periodic Rate Increase Limit Percentage	Provided by the Loan Seller
Periodic Rate Decrease Limit Percentage	Provided by the Loan Seller
Periodic Payment Adjustment Maximum Amount	Provided by the Loan Seller
Periodic Payment Adjustment Maximum Percent	Provided by the Loan Seller
Rate Reset Frequency Code	Provided by the Loan Seller
Payment Reset Frequency Code	Provided by the Loan Seller
Index Lookback Days Number	Provided by the Loan Seller
Maximum Negative Amortization Allowed Percentage	Provided by the Loan Seller
Maximum Negative Amortization Allowed Amount	Provided by the Loan Seller
Negative Amortization Deferred Interest Cap Amount	Provided by the Loan Seller
Deferred Interest Cumulative Amount	Provided by the Loan Seller
Deferred Interest Collected Amount	Provided by the Loan Seller
Hyper Amortizing Date	Provided by the Loan Seller
Reporting Period Beginning Date	Provided by the Loan Seller
Reporting Period End Date	Provided by the Loan Seller
Report Period Interest Rate Percentage	Loan Agreement; EDGAR ABS XML Technical Specification Document
Net Operating Income Net Cash Flow Securitization Code	Provided by the Loan Seller
Net Operating Income Net Cash Flow Code	Provided by the Loan Seller

A-14

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of deal	Cutoff Balance divided by the aggregate Cutoff Balance of all Mortgage Loans.
% of Loan Balance	Cutoff Balance of each individual Mortgaged Property divided by the Cutoff Balance of its respective Mortgage Loan.
Original Balance Pari Passu (Non-Trust)	Aggregate Original Balance Pari Passu (Trust+Non-Trust) minus Original Balance. This procedure was performed only for those Mortgage Loans that are pari passu.
Cut-off Date Balance Pari Passu (Trust)	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Monthly Debt Service (P&I). Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. This procedure was performed only for those Mortgage Loans that are pari passu.
Cut-off Date Balance Pari Passu (Non-Trust)	Recompute using the Original Balance Pari Passu (Non-Trust), Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. This procedure was performed only for those Mortgage Loans that are pari passu.
Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)	Recompute using the Aggregate Original Balance Pari Passu (Trust+Non-Trust), Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. This procedure was performed only for those Mortgage Loans that are pari passu.
B-1

Attribute	Calculation Methodology
Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)	Recompute using the Aggregate Original Balance Pari Passu (Trust+Non-Trust), Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For each Mortgage Loan, recompute the Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) that is due on the “Maturity/ARD Date.” This procedure was performed only for those Mortgage Loans that are pari passu.
Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Cut-off Date Balance Pari Passu (Non-Trust) multiplied by Accrual Type multiplied by Interest Rate (%), divided by 12. This procedure was performed only for those Mortgage Loans that are pari passu.
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) multiplied by Accrual Type multiplied by Interest Rate (%), divided by 12. This procedure was performed only for those Mortgage Loans that are pari passu.
Aggregate Pari Passu Annual Debt Service	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) multiplied by Accrual Type multiplied by Interest Rate (%). This procedure was performed only for those Mortgage Loans that are pari passu.
Subordinate Companion Loan Cut-off Date Balance ($)	Recompute using the Subordinate Companion Loan Original Balance ($), subordinate companion loan accrual type, subordinate companion loan seasoning, subordinate companion loan term, subordinate companion loan interest only period, subordinate companion loan first payment date, subordinate companion loan maturity/ARD date, Subordinate Companion Loan Interest Rate and Subordinate Debt Loan Annual Payment. Assume that all scheduled payments of principal and/or interest on the subordinate mortgage loans are made and that there are no prepayments or other unscheduled collections. This procedure was performed only for those Mortgage Loans with subordinate mortgage debt, if any.
B-2

Attribute	Calculation Methodology
Subordinate Debt Balloon Balance	Recompute using the Subordinate Companion Loan Original Balance ($), subordinate companion loan accrual type, subordinate companion loan seasoning, subordinate companion loan term, subordinate companion loan interest only period, subordinate companion loan first payment date, subordinate companion loan maturity/ARD date, Subordinate Companion Loan Interest Rate and Subordinate Debt Loan Annual Payment. Assume that all scheduled payments of principal and/or interest on the subordinate mortgage loans are made and that there are no prepayments or other unscheduled collections. For each Mortgage Loan, recompute the Subordinate Debt Balloon Balance as the aggregate principal amount that is scheduled to be paid on the subordinate companion loan maturity/ARD date, including the principal component that is included in the Subordinate Debt Loan Annual Payment that is due on the subordinate companion loan maturity/ARD date. This procedure was performed only for those Mortgage Loans with subordinate mortgage debt, if any.
Subordinate Debt Loan Annual Payment	Subordinate Companion Loan Cut-off Date Balance ($) multiplied by subordinate companion loan accrual type multiplied by Subordinate Companion Loan Interest Rate. This procedure was performed only for those Mortgage Loans with subordinate mortgage debt, if any.
Whole Loan Original Balance ($)	Sum of Original Balance, Original Balance Pari Passu (Non-Trust), and Subordinate Companion Loan Original Balance ($). This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.
Whole Loan Cut-off Date Balance ($)	Sum of Cutoff Balance, Cut-off Date Balance Pari Passu (Non-Trust), and Subordinate Companion Loan Cut-off Date Balance ($). This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.
Whole Loan Maturity Date Balance ($)	Sum of Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) and Subordinate Debt Balloon Balance. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.
Whole Loan Interest Rate	Weighted average of the (i) Interest Rate (%) and (ii) Subordinate Companion Loan Interest Rate. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.
B-3

Attribute	Calculation Methodology
Whole Loan Monthly Debt Service ($)	The sum of Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and 1/12th of Subordinate Debt Loan Annual Payment. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.
Whole Loan Cut-off Date LTV Ratio (%)	Whole Loan Cut-off Date Balance ($) divided by Appraised Value. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.
Whole Loan Underwritten NCF DSCR (x)	UW NCF divided by Whole Loan Monthly Debt Service ($) times 12. This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.
Whole Loan Underwritten NOI Debt Yield (%)	UW NOI divided by Whole Loan Cut-off Date Balance ($). This procedure was performed only for those Mortgage Loans that are pari passu or have subordinate mortgage debt.
Mezzanine Debt Cut-off Date Balance($)	Recompute using the Mezzanine Debt Original Balance($), mezzanine debt accrual type, mezzanine debt seasoning, mezzanine debt loan term, mezzanine debt interest only period, mezzanine debt first payment date, mezzanine debt maturity/ARD date, Mezzanine Debt Interest Rate (%) and Mezzanine Monthly Debt Service. Assume that all scheduled payments of principal and/or interest on the mezzanine debts are made and that there are no prepayments or other unscheduled collections. This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
B-4

Attribute	Calculation Methodology
Mezzanine Debt Balloon Balance	Recompute using the Mezzanine Debt Original Balance($), mezzanine debt accrual type, mezzanine debt seasoning, mezzanine debt loan term, mezzanine debt interest only period, mezzanine debt first payment date, mezzanine debt maturity/ARD date, Mezzanine Debt Interest Rate (%) and Mezzanine Monthly Debt Service . For each Mortgage Loan, recompute the Mezzanine Debt Balloon Balance as the aggregate principal amount that is scheduled to be paid on the mezzanine debt maturity/ARD date, including the principal component that is included in the Mezzanine Monthly Debt Service that is due on the mezzanine debt maturity/ARD date. Assume that all scheduled payments of principal and/or interest on the mezzanine debts are made and that there are no prepayments or other unscheduled collections. This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Mezzanine Monthly Debt Service	Mezzanine Debt Cut-off Date Balance($) multiplied by subordinate companion loan accrual type multiplied by Mezzanine Debt Interest Rate (%). This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Total Original Debt Balance (Pari + B-note + Mezz)	Sum of Original Balance, Original Balance Pari Passu (Non-Trust), Subordinate Companion Loan Original Balance ($), and Mezzanine Debt Original Balance($). This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Sum of Cutoff Balance, Cut-off Date Balance Pari Passu (Non-Trust), Subordinate Companion Loan Cut-off Date Balance ($), and Mezzanine Debt Cut-off Date Balance($). This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Total Debt Maturity Balance (Pari + B-note + Mezz)	Sum of Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust), Subordinate Debt Balloon Balance, and Mezzanine Debt Balloon Balance. This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	The sum of Aggregate Pari Passu Annual Debt Service, Subordinate Debt Loan Annual Payment, and 12 times the Mezzanine Monthly Debt Service. This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
B-5

Attribute	Calculation Methodology
Total Debt (Mortgage + B-Note + Mezz) Monthly Debt Service	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service divided by 12. This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Total Debt Cut-off Date LTV Ratio (%)	Total Cut-off Date Debt Balance (Pari + B-note + Mezz) divided by Appraised Value. This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Total Debt Underwritten NCF DSCR (x)	UW NCF divided by Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service. This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Total Debt Underwritten NOI Debt Yield (%)	UW NOI divided by Total Cut-off Date Debt Balance (Pari + B-note + Mezz). This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Original Loan/Unit	Original Balance divided by Total SF/Units. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Total SF/Units for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the original principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
Cutoff Balance	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Monthly Debt Service (P&I). Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Cutoff Balance/Unit	Cutoff Balance divided by Total SF/Units. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Cutoff Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
B-6

Attribute	Calculation Methodology
Maturity Balance	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Monthly Debt Service (P&I). Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For each Mortgage Loan, recompute the Maturity Balance as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Monthly Debt Service (P&I) that is due on the “Maturity/ARD Date.”
Maturity Balance per Unit	Maturity Balance divided by Total SF/Units. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Total SF/Units for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Maturity Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
Annual Debt Service (P&I)	The Monthly Debt Service (P&I) multiplied by 12. This procedure was not performed for full term interest-only Mortgage Loans (if applicable).
Annual Debt Service (IO)	The Monthly Debt Service (IO) multiplied by 12. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).
Monthly Debt Service (P&I)	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, and Interest Rate (%). Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. This procedure was not performed for full term interest-only Mortgage Loans (if applicable).
Monthly Debt Service (IO)	Cutoff Balance multiplied by Accrual Type multiplied by Interest Rate (%), divided by 12. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).
B-7

Attribute	Calculation Methodology
I/O Period	Number of payments between and including the First Payment Date to and exclusive of the First P&I Payment Date. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).
Rem. I/O Period	I/O Period minus Seasoning (but to an amount not less than zero). This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).
Term	Number of payments between and including the First Payment Date to and inclusive of the Maturity/ARD Date.
Rem. Term	Term minus Seasoning.
Rem. Amort.	Amort. Term minus Seasoning (but to an amount not less than zero). With respect to partial interest-only, then amortizing Mortgage Loans, the procedure indicated herein reduces the Seasoning as of the Cut-off Date by the I/O Period (but to an amount not less than zero). This procedure was not performed for full term interest-only Mortgage Loans (if applicable).
Seasoning	Number of payments from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.
Cutoff LTV (%)	Cutoff Balance divided by Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Cutoff Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
B-8

Attribute	Calculation Methodology
Maturity LTV (%)	Maturity Balance divided by Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Maturity Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
UW NOI DSCR	UW NOI divided by the (i) Annual Debt Service (IO) for full term interest-only Mortgage Loans or (ii) Annual Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
UW NCF DSCR	UW NCF divided by the (i) Annual Debt Service (IO) for full term interest-only Mortgage Loans or (ii) Annual Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
B-9

Attribute	Calculation Methodology
Underwritten NOI Debt Yield	UW NOI divided by the Cutoff Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Cutoff Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
Underwritten NCF Debt Yield	UW NCF divided by the Cutoff Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the Cutoff Balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
Total Debt NOI DSCR	UW NOI divided by the Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NOI for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt, if any.
Total Debt NCF DY	UW NCF divided by the Total Cut-off Date Debt Balance (Pari + B-note + Mezz). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the UW NCF for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt, if any.
Total Debt MAT_LTV	Total Debt Maturity Balance (Pari + B-note + Mezz) divided by Appraised Value. This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
B-10

Attribute	Calculation Methodology
Total Debt Per Unit	Total Cut-off Date Debt Balance (Pari + B-note + Mezz) divided by Total SF/Units. This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Largest Tenant % of NRA	Unit Size divided by Total SF/Units. This procedure was only performed for those Mortgage Loans with a Unit Size greater than zero.
2nd Largest Tenant % of NRA	2nd Largest Tenant Unit Size divided by Total SF/Units. This procedure was only performed for those Mortgage Loans with a 2nd Largest Tenant Unit Size greater than zero.
3rd Largest Tenant % of NRA	3rd Largest Tenant Unit Size divided by Total SF/Units. This procedure was only performed for those Mortgage Loans with a 3rd Largest Tenant Unit Size greater than zero.
4th Largest Tenant % of NRA	4th Largest Tenant Unit Size divided by Total SF/Units. This procedure was only performed for those Mortgage Loans with a 4th Largest Tenant Unit Size greater than zero.
5th Largest Tenant % of NRA	5th Largest Tenant Unit Size divided by Total SF/Units. This procedure was only performed for those Mortgage Loans with a 5th Largest Tenant Unit Size greater than zero.
Admin. Fee	Sum of (i) Servicer Fee, (ii) CREFC Fee, (iii) ARR Fee, (iv) Operating Advisor Fee, (v) Trustee & Paying Agent Fee, and (vi) Certificate Administrator Fee.
Sources: Total Sources ($)	Sum of (i) Sources: Loan Amount ($), (ii) Sources: Principal’s New Cash Contribution ($), (iii) Sources: Subordinate Debt ($) and (iv) Sources: Other Sources ($).
Uses: Total Uses ($)	Sum of (i) Uses: Loan Payoff ($), (ii) Uses: Purchase Price ($), (iii) Uses: Closing Costs ($), (iv) Uses: Reserves ($), (v) Uses: Principal Equity Distribution, and (vi) Uses: Other Uses ($).
Net Mortgage Interest Rate	Interest Rate (%) minus the Admin Fee.
B-11

Attribute	Calculation Methodology
Report Period Beginning Schedule Loan Balance Amount	Recomputed using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Accrual Type, Interest Rate (%) and the Payment Date in July 2026. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of July 2026 and full term interest-only Mortgage Loans (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance. At the request of the Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.
Scheduled Interest Amount	Product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Interest Rate (%), (iii) the number of calendar days from and inclusive of the Payment Date in July 2026 to and exclusive of the Cut-off Date and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.
Scheduled Principal Amount	Monthly Debt Service (P&I) minus Scheduled Interest Amount. This procedure was only performed for those Mortgage Loans determined to be amortizing as of the Cut-off Date.
Periodic Principal and Interest Payment Securitization Amount	Sum of (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.
Most Recent Debt Service Amount	For amortizing and partial interest-only Mortgage Loans, the product of (i) the Monthly Debt Service (P&I) and (ii) 12; and for full term interest-only Mortgage Loans, as the product of (i) the Monthly Debt Service (IO) and (ii) 12. This procedure was only performed for those Mortgage Loans with Most Recent Revenues. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), the procedure is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
Total Scheduled Principal Interest Due Amount	Sum of (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.
B-12

Attribute	Calculation Methodology
Most Recent Debt Service Coverage Net Operating Income Percentage	Most Recent NOI divided by Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with Most Recent NOI. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), the procedure is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
Most Recent Debt Service Coverage Net Cash Flow Percentage	Most Recent Net Cash Flow Amount divided by Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with Most Recent Net Cash Flow Amount. With respect to any Mortgage Loan that is pari passu, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), the procedure is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).
Report Period End Actual Balance Amount	Recomputed using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Accrual Type, Interest Rate (%) and the Cut-off Date. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Loans (if any), the Report Period End Actual Balance Amount was set to equal the Original Balance. At the request of the Loan Seller, Report Period End Actual Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.
Report Period End Scheduled Loan Balance Amount	Set the Report Period End Scheduled Loan Balance Amount equal to the Report Period End Actual Balance Amount.

B-13